Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	May 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 59,231		$ 63,621	$ 76,523	$ 78,846
Technical Equipments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	47,497		51,072	$ 57,146	$ 58,072
Calyxt [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 0	$ 4,118	$ 4,110